As filed with the U.S. Securities and Exchange Commission on March 25, 2026

Securities Act File No. 333-102055

Investment Company Act File No. 811-03790

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 86

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 88

PEAR TREE FUNDS

(Exact Name of Registrant as Specified in its Charter)

55 Old Bedford Road

Lincoln, Massachusetts 01773

(Address of Principal Executive Offices and Zip Code)

(781) 259-1144

(Registrant’s Telephone Number, including Area Code)

Marc Griffin

President

PEAR TREE ADVISORS, INC.

55 Old Bedford Road

Lincoln, Massachusetts 01773

(Name and Address of Agent for Service)

Copy to:

John Hunt, Esq.

SULLIVAN & WORCESTER LLP

One Post Office Square

Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A (File No. 811-03790) incorporates by reference Parts A and B of the Registrant’s Post-Effective Amendment No. 85 to its Registration Statement, filed on July 31, 2025. The sole purpose of this Post-Effective Amendment No. 86 is to file an exhibit. Accordingly, this Post-Effective Amendment No. 86 consists only of a facing page, this explanatory note and Part C of the Registration Statement on Form N-1A.

[Rest of page intentionally left blank]

Part C Other Information

Item 28. Exhibits

(a)	Amended and Restated Agreement and Declaration of Trust of U.S. Boston Investment Company (later changed to Quantitative Group of Funds and currently Pear Tree Funds, the “Trust”) dated April 2, 1990 (i)
(1)	Amendment No. 1 dated July 18, 1993, to the Agreement and Declaration of Trust of the Trust dated April 2, 1990 (i)
(2)	Establishment and Designation of Class A Shares (action by written consent of the Trustees of the Trust) dated July 26, 2005 (vii)
(3)	Establishment and Designation of Quant Foreign Value Small Cap Fund (action by written consent of the Trustees of the Trust) dated April 29, 2008 (x)
(4)	Change in the Names of the Quantitative Small Cap Fund, Quantitative Long/Short Fund, Quantitative Emerging Markets Fund, Quantitative Foreign Value Fund (action by written consent of the Trustees of the Trust) dated April 29, 2008 (x)
(5)	Second Amended and Restated Declaration of Trust of the Trust dated May 26, 2011 (xvi)
(6)	Certificate of the Clerk of the Trust dated May 26, 2011 certifying to resolutions adopted by the Trustees of the Trust designating the separate series of beneficial interests of the Trust (the “Funds”) and the separate classes of beneficial interests of each such series. (xvi)
(7)	Certificate of the Clerk of the Trust dated July 29, 2011 certifying to resolutions adopted by the Trustees of the Trust designating Pear Tree Columbia Micro Cap Fund (the “Micro Cap Fund”) as a separate series of beneficial interests of the Trust and the separate classes of beneficial interests of the Micro Cap Fund (xvii)
(8)	Certificate of the Clerk of the Trust dated July 30, 2014 certifying to resolutions adopted by the Trustees of the Trust terminating Micro Cap Fund as a separate series of beneficial interests of the Trust and the separate classes of beneficial interests of the Micro Cap Fund (xxiv)
(9)	Certificate of the Clerk of the Trust dated May 31, 2013 certifying to resolutions adopted by the Trustees of the Trust designating the creation of a new series of shares of beneficial interests in the Trust, such series to be called Pear Tree PanAgora Risk Parity Emerging Markets Fund (the “Risk Parity Fund”) (xxiv)
(10)	Certificate of the Clerk of the Trust dated January 1, 2015 (xxv)

(11)	Certificate of the Clerk of the Trust dated November 16, 2018 certifying to certain resolutions adopted by the Trustees of the Trust terminating Risk Parity Fund as a separate series of beneficial interests of the Trust and the separate classes of beneficial interests of Risk Parity Fund (xxxiv)
(12)	Certificate of the Clerk of the Trust dated November 16, 2018 certifying to certain resolutions adopted by the Trustees of the Trust designating the creation of a new series of shares of beneficial interests in the Trust, such series to be called Pear Tree PNC International Small Cap Fund (xxxiv)
(13)	Certificate of the Clerk of the Trust dated November 16, 2018 certifying to certain resolutions adopted by the Trustees of the Trust re-designating Pear Tree PanAgora Emerging Markets Fund, a series of the Trust, as “Pear Tree Axiom Emerging Markets World Equity Fund” (xxxvii)
(14)	Certificate of the Clerk of the Trust dated October 31, 2019 certifying to certain resolutions adopted by the Trustees of the Trust re-designating Pear Tree PNC International Small Cap Fund, a series of the Trust, as “Pear Tree Polaris International Opportunities Fund” (xxxvii)
(15)	Certificate of the Clerk of the Trust dated August 23, 2021 certifying to certain resolutions adopted by the Trustees of the Trust designating the creation of a new series of shares of beneficial interests in the Trust, such series to be called Pear Tree Essex Environmental Opportunities Fund (xlii)
(16)	Third Amended and Restated Agreement and Declaration of Trust dated February 15, 2024 (xlvii)
(17)	Certificate of Termination of Certificate of Designation of Pear Tree Axiom Emerging Markets Would Equity Fund dated March 13, 2024 (xlvii)
(b)	Amended and Restated By-Laws, Dated October 22, 2008 (xiii)
(1)	Certificate of the Clerk of the Trust dated May 14, 2020 certifying to certain resolutions adopted by the Trustees of the Trust amending the Bylaws (xxxviii)
(2)	Certificate of the Clerk of the Trust dated October 25, 2023 certifying to certain resolutions adopted by the Trustees of the Trust amending the Bylaws (xlvi)
(c)	(1)	Portions of Agreement and Declaration of Trust Relating to Shareholders’ Rights (i)
(2)	Portions of By Laws Relating to Shareholders’ Rights (i)

(d)	(1)	Amended and Restated Management Contract between the Trust and Quantitative Investment Advisors, Inc. (currently known as Pear Tree Advisors, Inc., the “Manager”) dated May 1, 2008 (x)
a.	Pear Tree Quality Fund Management Fee Waiver dated May 17, 2012 (xix)
b.	Pear Tree Quality Fund Fee Waiver and Expense Reimbursement Agreement dated May 17, 2012 (xix)
c.	Pear Tree Quality Fund Fee Waiver dated as of August 1, 2013 (xxii)
d.	Amended and Restated Pear Tree Quality Fund Management Fee Waiver dated as of December 1, 2013 (xxiv)
e.	Second Amended and Restated Pear Tree Quality Fund Management Fee Waiver dated as of February 6, 2014 (xxiv)
f.	Pear Tree Quality Fund Third Amended and Restated Management Fee Waiver as of July 24, 2014 (xxiv)
g.	Pear Tree Quality Fund Fourth Amended and Restated Management Fee Waiver as of May 13, 2015 (xxv)
h.	Pear Tree Quality Fund Fifth Amended and Restated Management Fee Waiver as of May 11, 2016 (xxvii)
i.	Pear Tree PanAgora Emerging Markets Fund Management Fee Waiver as of February 4, 2016 (xxviii)
j.	Pear Tree PanAgora Emerging Markets Fund Second Amended and Restated Management Fee Waiver as of May 11, 2016 (xxvii)
k.	Pear Tree Quality Fund Sixth Amended and Restated Management Fee Waiver as of February 1, 2017 (xxix)
l.	Pear Tree PanAgora Emerging Markets Fund First Amended and Restated Management Fee Waiver as of February 1, 2017 (xxix)
m.	Pear Tree Polaris Foreign Value Fund and Pear Tree Polaris Foreign Value Small Cap Fund Management Fee Waiver and Sub-Advisory Fee Waiver as of March 31, 2017 (xxx)
n.	Pear Tree Polaris Foreign Value Fund and Pear Tree Polaris Foreign Value Small Cap Fund Management Fee Waiver and Sub-Advisory Fee Waiver as of April 23, 2018 (xxxi)

o.	Pear Tree PanAgora Emerging Markets Fund Management Fee Waiver as of May 16, 2018 (xxxi)
p.	Pear Tree Quality Fund Seventh Amended and Restated Management Fee Waiver as of May 16, 2018 (xxxi)
q.	Expense Reimbursement Agreement as of November 6, 2018 (xxxiii)
r.	Schedule I to Amended and Restated Management Contract dated as of May 1, 2008 amended March 25, 2019 (xxxv)
s.	Pear Tree Polaris Foreign Value Fund and Pear Tree Polaris Foreign Value Small Cap Fund Management Fee Waiver and Sub-Advisory Fee Waiver as of August 1, 2019 (xxxv)
t.	Pear Tree Axiom Emerging Markets World Equity Fund Management Fee Waiver as of August 1, 2019 (xxxv)
u.	Pear Tree Quality Fund Eighth Amended and Restated Management Fee Waiver as of August 1, 2019 (xxxv)
v.	Pear Tree Advisors Expense Limitation Agreement as of August 1, 2019 (xxxv)
w.	Ninth Amended and Restated Management Fee Waiver Agreement dated November 15, 2019 (relating to Pear Tree Quality Fund) (xxxvii)
x.	Management Fee Waiver Agreement dated November 15, 2019 (relating to Pear Tree Axiom Emerging Markets World Equity Fund) (xxxvii)
y.	Second Amended and Restated Expense Limitation Agreement dated November 15, 2019 (relating to Pear Tree Axiom Emerging Markets World Equity Fund and Pear Tree Polaris Foreign Value Fund) (xxxvii)
z.	Management Fee Waiver/Sub-Advisory Fee Waiver dated November 15, 2019 (relating to Pear Tree Polaris Foreign Value Fund and Pear Tree Polaris Foreign Value Small Cap Fund) (xxxvii)
aa.	Third Amended and Restated Expense Limitation Agreement dated August 1, 2020 (relating to Pear Tree Quality Fund, Pear Tree Axiom Emerging Markets World Equity Fund and Pear Tree Polaris Foreign Value Fund) (xxxix)
bb.	Management Fee Waiver Agreement dated August 1, 2020 (relating to Pear Tree Axiom Emerging Markets World Equity Fund) (xxxix)

cc.	Management Fee Waiver Agreement dated August 1, 2020 (relating to Pear Tree Quality Fund) (xxxix)
dd.	Management Fee Waiver/Sub-Advisory Fee Waiver dated August 1, 2020 (relating to Pear Tree Polaris Foreign Value Fund and Pear Tree Polaris Foreign Value Small Cap Fund) (xxxix)
ee.	Fourth Amended and Restated Expense Limitation Agreement dated August 1, 2021 (relating to Pear Tree Quality Fund, Pear Tree Axiom Emerging Markets World Equity Fund and Pear Tree Polaris Foreign Value Fund) (xli)
ff.	Management Fee Waiver Agreement dated August 1, 2021 (relating to Pear Tree Axiom Emerging Markets World Equity Fund) (xli)
gg.	Management Fee Waiver Agreement dated August 1, 2021 (relating to Pear Tree Quality Fund) (xli)
hh.	Management Fee Waiver/Sub-Advisory Fee Waiver dated August l, 2021 (relating to Pear Tree Polaris Foreign Value Fund and Pear Tree Polaris Foreign Value Small Cap Fund) (xli)
ii.	Expense Reimbursement Agreement (relating to the Pear Tree Essex Environmental Opportunities Fund) dated September 1, 2021 (xlii)
jj.	Fifth Amended and Restated Expense Limitation Agreement dated August 1, 2022 (relating to Pear Tree Quality Fund, Pear Tree Axiom Emerging Markets World Equity Fund and Pear Tree Polaris Foreign Value Fund) (xliv)
kk.	Management Fee Waiver Agreement dated August 1, 2022 (relating to Pear Tree Axiom Emerging Markets World Equity Fund) (xliv)
ll.	Management Fee Waiver Agreement dated August 1, 2022 (relating to Pear Tree Quality Fund) (xliv)
mm.	Management Fee Waiver/Sub-Advisory Fee Waiver dated August l, 2022 (relating to Pear Tree Polaris Foreign Value Fund and Pear Tree Polaris Foreign Value Small Cap Fund) (xliv)
nn.	Expense Reimbursement Agreement dated August 1, 2022 (relating to the Pear Tree Essex Environmental Opportunities Fund) (xliv)
oo.	Expense Reimbursement Agreement dated July 31, 2023 (relating to Pear Tree Essex Environmental Opportunities Fund) (xlvi)

pp.	Management Fee/Sub-Advisory Fee Waiver Agreement dated July 31, 2023 (relating to Pear Tree Polaris Foreign Value Fund, Pear Tree Polaris Foreign Value Small Cap Fund, and Pear Tree Polaris International Opportunities Fund) (xlv)
qq.	Management Fee Waiver Agreement dated July 31, 2023 (relating to Pear Tree Quality Fund) (xlv)
rr.	Management Fee Waiver Agreement dated July 31, 2023 (relating to Pear Tree Axiom Emerging Markets World Equity Fund) (xlv)
ss.	Expense Limitation Agreement dated July 31, 2023 (relating to Pear Tree Polaris Foreign Value Fund, Pear Tree Axiom Emerging Markets World Equity Fund, Pear Tree Quality Fund, and Pear Tree Polaris International Opportunities Fund) (xlv)
tt.	Expense Reimbursement Agreement dated July 31, 2023 (relating to Pear Tree Polaris International Opportunities Fund) (xlv)
uu.	Amended and Restated Management Fee/Sub-Advisory Fee Waiver Agreement dated September 1, 2023 (relating to Pear Tree Polaris Foreign Value Fund, Pear Tree Polaris Foreign Value Small Cap Fund, and Pear Tree Polaris International Opportunities Fund) (xlvi)
vv.	Amended and Restated Expense Limitation Agreement dated September 1, 2023 (relating to Pear Tree Polaris Foreign Value Fund, Pear Tree Axiom Emerging Markets World Equity Fund, Pear Tree Quality Fund, and Pear Tree Polaris International Opportunities Fund) (xlvi)
ww.	Amended and Restated Expense Reimbursement Agreement dated September 1, 2023 (relating to Pear Tree Polaris International Opportunities Fund) (xlvi)
xx.	Expense Reimbursement Agreement dated August 1, 2024 (relating to Pear Tree Essex Environmental Opportunities Fund) (xlvii)
yy.	Management Fee/Sub-Advisory Fee Waiver Agreement dated August 1, 2024 (relating to Pear Tree Polaris Foreign Value Fund, Pear Tree Polaris Foreign Value Small Cap Fund, and Pear Tree Polaris International Opportunities Fund) (xlvii)
zz.	Management Fee Waiver Agreement dated August 1, 2024 (relating to Pear Tree Quality Fund) (xlvii)

aaa.	Expense Limitation Agreement dated August 1, 2024 (relating to Pear Tree Polaris Foreign Value Fund, Pear Tree Polaris Quality Fund, and Pear Tree Polaris International Opportunities Fund) (xlvii)
bbb.	Expense Reimbursement Agreement dated August 1, 2024 (relating to Pear Tree Polaris International Opportunities Fund – Institutional Shares) (xlvii)
ccc.	Amended and Restated Expense Limitation Agreement dated November 1, 2024 (relating to Pear Tree Polaris Small Cap Fund, Pear Tree Polaris Foreign Value Fund, Pear Tree Quality Fund, and Pear Tree International Opportunities Fund) (xlviii)
ddd.	Expense Reimbursement Agreement dated August 1, 2025 (relating to Pear Tree Essex Environmental Opportunities Fund) (xlix)
eee.	Management Fee/Sub-Advisory Fee Waiver Agreement dated August 1, 2025 (relating to Pear Tree Polaris Foreign Value Fund, Pear Tree Polaris Foreign Value Small Cap Fund, and Pear Tree Polaris International Opportunities Fund) (xlix)
fff.	Management Fee Waiver Agreement dated August 1, 2025 (relating to Pear Tree Quality Fund) (xlix)
ggg.	Expense Limitation Agreement dated August 1, 2025 (relating to Pear Tree Polaris Foreign Value Fund, Pear Tree Polaris Quality Fund, and Pear Tree Polaris International Opportunities Fund) (xlix)
hhh.	Amended and Restated Expense Limitation Agreement dated March 25, 2026 (relating to Pear Tree Polaris Foreign Value Fund, Pear Tree Polaris Quality Fund, Pear Tree Polaris Small Cap Value Fund, and Pear Tree Polaris International Opportunities Fund) *
(2)	Advisory Contract between the Manager and Columbia Partners, L.L.C., Investment Management dated January 1, 2009 relating to Quantitative Small Cap Fund (currently, Pear Tree Columbia Small Cap Fund) (xiii)
(3)	Advisory Contract between the Manager and PanAgora Asset Management, Inc. dated August 3, 2007 relating to Quantitative Emerging Markets Fund (currently, Pear Tree PanAgora Emerging Markets Fund) (ix)
(4)	Advisory Contract between the Manager and Polaris Capital Management, Inc. dated January 31, 1999 relating to Quantitative Foreign Value Fund (currently, Pear Tree Polaris Foreign Value Fund) (i)

(5)	Advisory Contract between the Manager and Analytic Investors, LLC dated January 2, 2008 relating to Quantitative Long/Short Fund (currently Pear Tree Quality Fund) (ix)
(6)	Advisory Contract between Quantitative Advisors and Polaris Capital Management, LLC, dated May 1, 2008 relating to Quantitative Foreign Value Small Cap Fund (currently, Pear Tree Polaris Foreign Value Small Cap Fund) (xiii)
(7)	Amendment to Advisory Contract between the Manager and Analytic Investors, LLC, dated January 1, 2009 relating to Quantitative Long/Short Fund (currently Pear Tree Quality Fund) (xiii)
(8)	Amendment to Advisory Contract between the Manager and Polaris Capital Management, LLC dated January 1, 2009 (xiii)
(9)	Advisory Contract between the Manager and Columbia Partners, L.L.C., Investment Management relating to Pear Tree Columbia Micro Cap Fund dated August 1, 2011 (xix)
(10)	Advisory Contract between the Manager and Columbia Partners, L.L.C., Investment Management dated January 27, 2011 relating to Quant Quality Fund (currently, Pear Tree Quality Fund) (xvi)
(11)	Advisory Contract between the Manager and Polaris Capital Management, Inc. dated October 5, 1999 relating to Quantitative Foreign Value Fund (currently, Pear Tree Polaris Foreign Value Fund) (xvi)
(12)	Amendment dated January 1, 2009 to Advisory Contract dated October 5, 1999 between the Manager and Polaris Capital Management, LLC (relating to Pear Tree Polaris Foreign Value Fund) (xvi)
(13)	Amendment dated November 10, 2009 to Advisory Contract dated October 5, 1999 between the Manager and Polaris Capital Management, LLC (relating to Pear Tree Polaris Foreign Value Fund) (xvi)
(14)	Amended and Restated Advisory Contract between the Manager and PanAgora Asset Management, Inc. relating to Pear Tree PanAgora Emerging Markets Fund dated February 1, 2012 (xix)
(15)	Advisory Contract between the Manager and PanAgora Asset Management, Inc. relating to Pear Tree PanAgora Risk Parity Emerging Markets Fund dated June 4, 2013 (xxi)

(16)	Interim Advisory Contract between the Manager and PanAgora Asset Management, Inc. relating to Pear Tree PanAgora Emerging Markets Fund dated October 22, 2013 (xxiv)
(17)	Interim Sub-Advisory Contract between the Manager and PanAgora Asset Management, Inc. relating to Pear Tree PanAgora Risk Parity Emerging Markets Fund dated October 22, 2013 (xxiv)
(18)	Advisory Contact between the Manager and PanAgora Asset Management, Inc. relating to Pear Tree PanAgora Emerging Markets Fund dated November 7, 2013 (xxiv)
(19)	Sub-Advisory Contract between the Manager and PanAgora Asset Management, Inc. relating to Pear Tree PanAgora Risk Parity Emerging Markets Fund dated November 7, 2013 (xxiv)
(20)	Sub-Advisory Contract between the Manager and Polaris Capital Management, LLC relating to Pear Tree Polaris Small Cap Fund dated October 30, 2014 (xxv)
(21)	Sub-Advisory Contract between the Manager and Chartwell Investment Partners, LLC relating to Pear Tree Quality Fund dated February 15, 2018 (xxxi)
(22)	Amendment No. 1 to Sub-Advisory Contract between the Manager and Chartwell Investment Partners, LLC relating to Pear Tree Quality Fund dated December 1, 2018 (xxxiv)
(23)	Sub-Advisory Contract between the Manager and Axiom International Investors LLC relating to Pear Tree Axiom Emerging Markets World Equity Fund dated December 7, 2018 (xxxiv)
(24)	Sub-Advisory Contract between the Manager and PNC Capital Advisors, LLC relating to Pear Tree PNC International Small Cap Fund dated December 10, 2018 (xxxiv)
(25)	Sub-Advisory Contract between the Manager and Polaris Capital Management, LLC relating to Pear Tree Polaris International Opportunities Fund (formerly Pear Tree PNC International Small Cap Fund) dated November 15, 2019 (xxxvii)
(26)	Sub-Advisory Contract between the Manager and Essex Investment Management Company, LLC relating to Pear Tree Essex Environmental Opportunities Fund dated September 1, 2021 (xlii)
(e)	(1)	Restated Distribution Agreement Dated May 1, 2008, (includes 12b-1 Plan) (x)
a.	Amendment dated November 30, 2017 to Restated Distribution Agreement Dated May 1, 2008 (xxix)

(2)	Form of Specimen Selling Group Agreement (viii)
(3)	Form of Specimen Selling Group Agreement (xxiv)
(f)	Not applicable
(g)	(1)	Custodian Contract between the Trust and State Street Bank and Trust Company and the Trust Company, dated May 1, 2008 (xi)
(2)	Investment Accounting Agreement between the Trust and State Street Bank and Trust Company and the Trust Company, dated May 1, 2008 (xi)
(3)	Custody Agreement between UMB Bank, N.A. and the Trust, dated March 19, 2020 (xxxix)
(4)	Rule 17f-5 Delegation Agreement between UMB Bank, N.A. and the Trust dated March 19, 2020 (xxxix)
(h)	(1)	Amended and Restated Transfer Agent and Service Agreement, dated May 1, 2008 (x)
a.	Pear Tree Polaris Small Cap Fund, Pear Tree Polaris Foreign Value Fund, and Pear Tree Polaris Foreign Value Small Cap Fund Transfer Agent Fee Waiver as of March 31, 2017 (xxx)
b.	Pear Tree Quality Fund, Pear Tree PanAgora Emerging Markets Fund, and Pear Tree PanAgora Risk Parity Emerging Markets Fund Transfer Agent Fee Waiver, as of June 1, 2017 (xxx)
c.	Transfer Agent Fee Waiver as of May 16, 2018 (xxxi)
d.	Transfer Agent Fee Waiver as of October 19, 2018 (xxxiv)
e	Transfer Agent Fee Waiver as of January 15, 2019 (xxxv)
f.	Transfer Agent Fee Waiver as of August 1, 2019 (xxxv)
g.	Transfer Agent Fee Waiver Agreement as of November 14, 2019 (relating to All Funds) (xxxvii)
h.	Transfer Agent Fee Waiver Agreement as of August 1, 2020 (xxxix)
i.	Transfer Agent Fee Waiver Agreement as of August 1, 2021 (xli)

j.	Transfer Agent Fee Waiver Agreement for the Pear Tree Essex Environmental Opportunities Fund as of August 31, 2021 (xliii)
k.	Transfer Agent Fee Waiver Agreement as of August 1, 2022 (xliv)
l.	Transfer Agent Fee Waiver Agreement dated July 31, 2023 (xlv)
m.	Amended and Restated Transfer Agent Fee Waiver Agreement dated September 1, 2023 (xlvi)
n.	Transfer Agent Fee Waiver Agreement dated August 1, 2024 (All Funds) (xlvii)
m.	Transfer Agent Fee Waiver Agreement dated August 1, 2025 (All Funds) (xlix)
(2)	Amendment to Transfer Agent and Service Agreement, effective November 1, 2008 (xiii)
(3)	Administration Agreement dated November 1, 2008 (xiii)
(4)	Amendment dated January 27, 2011 to Administration Agreement dated November 1, 2008 (xvi)
(5)	Amendment and Restated Administration Agreement dated May 17, 2012 (xix)
(6)	Amendment dated January 27, 2011 to Amended and Restated Transfer Agent and Service Agreement (xix)
(7)	Amendment dated August 1, 2011 to Amended and Restated Transfer Agent and Service Agreement (xix)
(8)	Amendment dated November 30, 2017 to Amended and Restated Transfer Agent and Service Agreement, as amended (xxix)
(9)	Administration and Fund Accounting Agreement between UMB Fund Services, LLC and the Trust dated March 19, 2020 (xxxix)
(i)	(1)	Opinion of McLaughlin & Hunt LLP dated July 31, 2012 (Pear Tree Columbia Micro Cap Fund) (xx)
(2)	Opinion of Nutter, McClennen & Fish, LLP dated June 5, 2013 (Pear Tree PanAgora Risk Parity Emerging Markets Fund) (xxi)
(3)	Consent of Nutter, McClennen & Fish, LLP dated June 5, 2013 (485(b) filing) (xxi)

(4)	Consent of Nutter, McClennen and Fish, LLP dated July 31, 2013 (485(b) filing) (xxii)
(5)	Consent of Nutter, McClennen and Fish, LLP dated July 31, 2014 (485(b) filing) (xxiv)
(6)	Consent of Nutter, McClennen and Fish, LLP dated July 31, 2015 (485(b) filing) (xxvi)
(7)	Consent of Sullivan & Worcester LLP dated July 29, 2016 (485(b) filing) (xxviii)
(8)	Consent of Sullivan & Worcester LLP dated February 2, 2017 (485(b) filing) (xxix)
(9)	Consent of Sullivan & Worcester LLP dated August 1, 2017 (485(b) filing) (xxx)
(10)	Consent of Sullivan & Worcester LLP dated August 1, 2018 (485(b) filing) (xxxi)
(11)	Opinion of Sullivan & Worcester LLP dated November 16, 2018 (Pear Tree PNC International Small Cap Fund) (xxxiii)
(12)	Consent of Sullivan & Worcester LLP dated January 31, 2019 (485(b) filing) (xxxiv)
(13)	Consent of Sullivan & Worcester LLP dated August 1, 2019 (485(b) filing) (xxxvi)
(14)	Consent of Sullivan & Worcester LLP dated November 15, 2019 (485(b) filing) (xxxvii)
(15)	Consent of Sullivan & Worcester LLP dated August 3, 2020 (485(b) filing) (xxxix)
(16)	Consent of Sullivan & Worcester LLP dated July 30, 2021 (485(b) filing) (xli)
(17)	Consent of Sullivan & Worcester LLP dated August 31, 2021 (485(b) filing) (xiii)
(18)	Consent of Sullivan & Worcester LLP dated December 30, 2021 (485(b) filing) (xliii)
(19)	Consent of Sullivan & Worcester LLP dated August 1, 2022 (485(b) filing) (xliv)
(20)	Opinion of Sullivan & Worcester LLP dated August 30, 2021 (Pear Tree Essex Environmental Opportunities Fund) (xliii)
(21)	Consent of Sullivan & Worcester LLP dated August 1, 2023 (485(b) filing) (xlv)

(22)	Consent of Sullivan & Worcester LLP dated November 7, 2023 (485(b) filing) (xlvi)
(23)	Consent of Sullivan & Worcester LLP dated July 25, 2024 (485(b) filing) (xlvii)
(24)	Consent of Sullivan & Worcester LLP dated October 31, 2024 (485(b) filing)(xlvii)
(25)	Consent of Sullivan & Worcester LLP dated July 31, 2025 (485(b) filing) (xlix)
(26)	Consent of Sullivan & Worcester LLP dated March 25, 2026 (485(b) filing) *
(j)	(1)	Consent of Tait, Weller & Baker LLP dated July 31, 2012 (xx)
(2)	Consent of Tait, Weller & Baker LLP dated June 4, 2013 (xxi)
(3)	Consent of Tait, Weller & Baker LLP dated July 31, 2013 (xxii)
(4)	Consent of Tait, Weller & Baker LLP dated July 29, 2014 (xxiv)
(5)	Consent of Tait, Weller & Baker LLP dated July 31, 2015 (xxvi)
(6)	Consent of Tait, Weller & Baker LLP dated August 1, 2016 (xxviii)
(7)	Consent of Tait, Weller & Baker LLP dated January 31, 2017 (xxix)
(8)	Consent of Tait, Weller & Baker LLP dated July 31, 2017 (xxx)
(9)	Consent of Tait, Weller & Baker LLP dated August 1, 2018 (xxxi)
(10)	Consent of Tait, Weller & Baker LLP dated August 1, 2019 (xxxvi)
(11)	Consent of Tait, Weller & Baker LLP dated July 31, 2020 (xxxix)
(12)	Consent of Tait, Weller & Baker LLP dated July 30, 2021 (xli)
(13)	Consent of Cohen & Co. Ltd, dated August 31, 2021 (xiii)
(14)	Consent of Tait, Weller & Baker LLP dated December 30, 2021 (xliii)
(15)	Consent of Tait, Weller & Baker LLP dated July 29, 2022 (xliv)
(16)	Consent of Tait, Weller & Baker LLP dated July 31, 2023 (xlv)
(17)	Consent of Tait, Weller & Baker LLP dated November 6, 2023 (xlvi)

(18)	Consent of Tait, Weller & Baker LLP dated July 25, 2024 (xlvii)
(19)	Consent of Tait, Weller & Baker LLP dated July 31, 2025(xlix)
(k)	Not applicable
(l)	Not applicable
(m)	(1)	Distribution Plan pursuant to Rule 12b-1 is included in the Distribution Agreement (xiv)
(2)	Form of Specimen Selling Group Agreement (viii)
(n)	(1)	Multiple Class Plan Pursuant to Rule 18f-3 (xx)
(2)	Amended and Restated Multiple Class Plan (xxix)
(o)	Not applicable
(p)	(1)	Code of Ethics for the Fund

(a)	Dated April 2000 (ii)

(b)	Dated July 23, 2003 (iii)

(c)	Dated January 1, 2005 (v)

(d)	Dated January 10, 2008 (ix)

(e)	Dated May 17, 2012(xix)

(f)	Dated July 26, 2012 (xx)

(2)	Code of Ethics - Columbia Partners Dated July 12, 2011 (xviii)
(3)	Code of Ethics - PanAgora Asset Management, Inc. Dated December 31, 2011 (xix)
(4)	Code of Ethics - Polaris Capital Management Inc. Dated March 25, 2009 (xiii)
(a)	Code of Ethics – Polaris Capital Management Inc. Dated April 2013 (xxiv)
(5)	Code of Ethics - Analytic Investors, LLC Dated September 30, 2005 (ix)
(6)	Code of Ethics – Chartwell Investment Partners, LLC Dated January 1, 2018 (xxxi)
(7)	Code of Ethics – PNC Capital Advisors, LLC Dated January 1, 2018 Code of Ethics (xxxiv)

(8)	Code of Ethics – Axiom International Investors LLC September 1, 2018 (xxxv)
(9)	Code of Ethics – Essex Investment Management Company (xlii)
(q)	(1)	Power of Attorney dated November 11, 2011(xix)
(2)	Power of Attorney dated October 30, 2014 (xxv)
(3)	Power of Attorney dated October 19, 2018 (xxxiii)
(4)	Power of Attorney dated October 31, 2019 (xxxviii)
(5)	Power of Attorney dated October 31, 2020 (xli)
(6)	Power of Attorney dated October 31, 2021 (xliv)
(7)	Power of Attorney dated October 31, 2022 (xlv)
(8)	Power of Attorney dated July 26, 2023 (xlv)
(9)	Power of Attorney dated July 26, 2024 (xlvii)
(10)	Form of Power of Attorney dated July 23, 2025 (xlix)

Notes:

(i)	Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on July 30, 1999 and incorporated by reference herein
(ii)	Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on July 31, 2000 and incorporated by reference herein
(iii)	Previously filed with Post-Effective Amendment No. 24 to the Registration Statement on July 31, 2003
(iv)	Previously filed with Post-Effective Amendment No. 26 to the Registration Statement on July 29, 2004
(v)	Previously filed with Post-Effective Amendment No. 27 to the Registration Statement on May 31, 2005
(vi)	Previously filed with Post-Effective Amendment No. 28 to the Registration Statement on July 29, 2005
(vii)	Previously filed with Post-Effective Amendment No. 29 to the Registration Statement on August 10, 2005

(viii)	Previously filed with Post-Effective Amendment No. 36 to the Registration Statement on July 27, 2007 and incorporated by reference herein
(ix)	Previously filed with Post-Effective Amendment No. 37 to the Registration Statement on February 14, 2008 and incorporated by reference herein
(x)	Previously filed with Post-Effective Amendment No. 38 to the Registration Statement on April 30, 2008 and incorporated by reference herein
(xi)	Previously filed with Post-Effective Amendment No. 39 to the Registration Statement on May 30, 2008 and incorporated by reference herein
(xii)	Previously filed with Post-Effective Amendment No. 40 to the Registration Statement on August 1, 2008 and incorporated by reference herein
(xiii)	Previously filed with Post-Effective Amendment No. 41 to the Registration Statement on August 1, 2009 and incorporated by reference herein
(xiv)	Previously filed with Post-Effective Amendment No. 42 to the Registration Statement on May 25, 2010 and incorporated by reference herein
(xv)	Previously filed with Post-Effective Amendment No. 43 to the Registration Statement on July 29, 2010 and incorporated by reference herein
(xvi)	Previously filed with Post-Effective Amendment No. 45 to the Registration Statement on June 1, 2011 and incorporated by reference herein
(xvii)	Previously filed with Post-Effective Amendment No. 46 to the Registration Statement July 29, 2011 and incorporated by reference herein
(xviii)	Previously filed with Post-Effective Amendment No. 47 to the Registration Statement August 1, 2011 and incorporated by reference herein
(xix)	Previously filed with Post-Effective Amendment No. 48 to the Registration Statement June 1, 2012 and incorporated by reference herein
(xx)	Previously filed with Post-Effective Amendment No. 49 to the Registration Statement August 1, 2012 and incorporated by reference herein
(xxi)	Previously filed with Post-Effective Amendment No. 51 to the Registration Statement June 5, 2013 and incorporated by reference herein
(xxii)	Previously filed with Post-Effective Amendment No. 52 to the Registration Statement August 1, 2013 and incorporated by reference herein

(xxiii)	Previously filed with Post-Effective Amendment No. 53 to the Registration Statement August 20, 2013 and incorporated by reference herein
(xxiv)	Previously filed with Post-Effective Amendment No. 54 to the Registration Statement July 31, 2014 and incorporated by reference herein
(xxv)	Previously filed with Post-Effective Amendment No. 55 to the Registration Statement May 29, 2015 and incorporated by reference herein
(xxvi)	Previously filed with Post-Effective Amendment No. 56 to the Registration Statement July 31, 2015 and incorporated by reference herein
(xxvii)	Previously filed with Post-Effective Amendment No. 57 to the Registration Statement June 2, 2016 and incorporated by reference herein
(xxviii)	Previously filed with Post-Effective Amendment No. 59 to the Registration Statement August 1, 2016 and incorporated by reference herein
(xxix)	Previously filed with Post-Effective Amendment No. 61 to the Registration Statement February 6, 2017 and incorporated by reference herein
(xxx)	Previously filed with Post-Effective Amendment No. 63 to the Registration Statement August 1, 2017 and incorporated by reference herein
(xxxi)	Previously filed with Post-Effective Amendment No. 64 to the Registration Statement June 1, 2018 and incorporated by reference herein
(xxxii)	Previously filed with Post-Effective Amendment No. 65 to the Registration Statement August 1, 2018 and incorporated by reference herein
(xxxiii)	Previously filed with Post-Effective Amendment No. 66 to the Registration Statement November 16, 2018 and incorporated by reference herein
(xxxiv)	Previously filed with Post-Effective Amendment No. 67 to the Registration Statement January 31, 2019 and incorporated by reference herein
(xxxv)	Previously filed with Post-Effective Amendment No. 68 to the Registration Statement May 31, 2019 and incorporated by reference herein
(xxxvi)	Previously filed with Post-Effective Amendment No. 69 to the Registration Statement August 1, 2019 and incorporated by reference herein
(xxxvii)	Previously filed with Post-Effective Amendment No. 71 to the Registration Statement November 15, 2019 and incorporated by reference herein

(xxxviii)	Previously filed with Post-Effective Amendment No. 72 to the Registration Statement June 2, 2020 and incorporated by reference herein
(xxxix)	Previously filed with Post-Effective Amendment No. 73 to the Registration Statement August 3, 2020 and incorporated by reference herein
(xl)	Previously filed with Post-Effective Amendment No. 74 to the Registration Statement August 7, 2020 and incorporated by reference herein
(xli)	Previously filed with Post-Effective Amendment No. 76 to the Registration Statement August 2, 2021 and incorporated by reference herein
(xlii)	Previously filed with Post-Effective Amendment No. 77 to the Registration Statement August 31, 2021 and incorporated by reference herein
(xliii)	Previously filed with Post-Effective Amendment No. 78 to the Registration Statement December 30, 2021 and incorporated by reference herein.
(xliv)	Previously filed with Post-Effective Amendment No. 79 to the Registration Statement August 1, 2022 and incorporated by reference herein.
(xlv)	Previously filed with Post-Effective Amendment No. 80 to the Registration Statement August 1, 2023 and incorporated by reference herein.
(xlvi)	Previously filed with Post-Effective Amendment No. 81 to the Registration Statement November 7, 2023 and incorporated by reference herein
(xlvii)	Previously filed with Post-Effective Amendment No. 83 to the Registration Statement July 25, 2024 and incorporated by reference herein
(xlviii)	Previously filed with Post-Effective Amendment No. 84 to the Registration Statement October 31, 2024 and incorporated by reference herein
(xlix)	Previously filed with Post-Effective Amendment No. 85 to the Registration Statement July 31, 2025 and incorporated by reference herein

*        Filed herewith.

Item 29. Persons Controlled by or under common control with the Company

No person is presently controlled by or under common control with the Pear Tree Funds.

Item 30. Indemnification

Indemnification provisions for officers, directors and employees of the Trust are set forth in Article VIII, Sections one through three of the Third Amended and Restated Agreement and Declaration of Trust dated February 15, 2024, as amended (the “Declaration of Trust”) and are hereby incorporated by reference. See Item 28(a)(16) above. Under the Declaration of Trust, Trustees and officers will be indemnified to the fullest extent permitted to directors by the Massachusetts General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder (collectively, the “1940 Act”). Under the 1940 Act, trustees and officers of an investment company such as the Trust may not be protected against liability to the investment company or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Trust also maintains liability insurance policies covering its Trustees and officers.

Item 31. Business and Other Connections of Investment Adviser

There is set forth below information as to any other business, vocation or employment of a substantial nature in which each director or officer of the Manager is or at any time during the past two fiscal years has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

Name	Business and other connections

Willard L. Umphrey

Director	President/Treasurer/Clerk/Director, U.S. Boston Insurance Agency, Inc.; Director, U.S. Boston Capital Corporation; Director/Treasurer, USB Corporation and U.S. Boston Corporation; Director, Pear Tree Partners Management LLC; Director, U.S. Boston Asset Management Corporation; Partner, U.S. Boston Company, U.S. Boston Company II; President/Chairman/Trustee, Pear Tree Funds; Director, Woundcheck Laboratories; Director, Unidine.

Leon Okurowski

Director/Vice President	Director and Vice President, U.S. Boston Capital Corporation; Treasurer/Vice President, Pear Tree Funds; Directors, Everest USB Canadian Storage, Inc.; Director, U.S. Boston Corporation; Director, U.S. Boston Asset Management Corporation; Director, MedCool, Inc.; Director, USB Corporation; Director, USB Everest Management, LLC; Director, USB Everest Storage LLC; Director, U.S. Boston Insurance Agency, Inc.; Director, Woundcheck Laboratories.

Marc L. Griffin

President	Vice- President and Director, U.S. Boston Capital Corporation.

Deborah A. Kessinger

Chief Compliance Officer	President and Chief Compliance Officer, U.S. Boston Capital Corporation; Chief Compliance Officer, Pear Tree Funds; Assistant Clerk, Pear Tree Funds.

The principal business address of each U.S. Boston affiliate named above is Lincoln North, 55 Old Bedford Road, Suite 202, Lincoln, Massachusetts 01773.

Item 32. Principal Underwriters

(a)	Not applicable
(b)	The directors and officers of the Registrant’s principal underwriter are:
Name	Positions and Offices with Underwriter	Positions and Offices with Registrant
Deborah A. Kessinger	President and Chief Compliance Officer	Chief Compliance Officer and Assistant Clerk
Leon Okurowski	Vice President, Clerk and Director	Vice President and Treasurer
Willard L. Umphrey	Director and Treasurer	President, Chairman and Trustee

The principal business address of each person listed above is Lincoln North, 55 Old Bedford Road, Suite 202, Lincoln, Massachusetts 01773.

(c)	Not applicable

Item 33. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated there under include:

Registrant’s current and former (within the past six years of the date of this amendment to this Registration Statement) investment sub-advisers:

Pear Tree Advisors, Inc.

55 Old Bedford Road

Suite 202

Lincoln, Massachusetts 01773

Chartwell Investment Partners, LLC

1205 Westlakes Drive, Suite 100

Berwyn, Pennsylvania 19312

Polaris Capital Management, LLC

121 High Street

Boston, Massachusetts 02110

PanAgora Asset Management, LLC

470 Atlantic Avenue, 8th Floor

Boston, Massachusetts 02110

Columbia Partners, L.L.C., Investment Management

5425 Wisconsin Avenue, Suite 700

Chevy Chase, Maryland 20815

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor – East

Baltimore, Maryland 21202

Axiom International Investors LLC

33 Benedict Place

Greenwich, Connecticut 06830

Registrant’s custodian:

UMB Bank n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Registrant’s transfer agent:

Pear Tree Institutional Services, a division of Pear Tree Advisors, Inc.

55 Old Bedford Road

Suite 202

Lincoln, Massachusetts 01773

Item 34. Management Services

The Registrant has no management-related service contracts that are not discussed in Part A or B of this form.

Item 35. Undertakings

Not applicable

[Rest of Page Intentionally Left Blank]

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement under rule 485(b) of the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the town of Lincoln, and the Commonwealth of Massachusetts, on the 25th day of March 2026.

Pear Tree Funds

By:	/s/ Willard L. Umphrey
Willard L. Umphrey, President

By:	/s/ Leon Okurowski
Leon Okurowski, Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ John M. Bulbrook*		March 25, 2026
Trustee		Date

/s/ William H. Dunlap*		March 25, 2026
Trustee		Date

/s/ Clinton S. Marshall*		March 25, 2026
Trustee		Date

/s/ Willard L. Umphrey*		March 25, 2026
Trustee		Date

*By:	/s/ Willard L. Umphrey	March 25, 2026
Willard L. Umphrey		Date
Attorney-in-Fact

Exhibit Index

Exhibit No.	Exhibit
(d)(1)hhh	Amended and Restated Expense Limitation Agreement dated March 25, 2026 (relating to Pear Tree Polaris Foreign Value Fund, Pear Tree Polaris Quality Fund, Pear Tree Polaris Small Cap Value Fund, and Pear Tree Polaris International Opportunities Fund)
(i)(26)	Consent of Sullivan & Worcester LLP dated March 25, 2026 (485(b) filing)